     CYPRESS TREE


---------------------------------------------------
          SENIOR
          FLOATING RATE
---------------------------------------------------



                            [PICTURE APPEARS HERE]





                                                                    F U N D

     SEMI-ANNUAL REPORT
          JUNE 30, 1998



 UNAUDITED FINANCIAL STATEMENTS                [LOGO OF CYPRESS TREE INVESTMENTS
                                                                   APPEARS HERE]

September 1, 1998

Dear Shareholder,

At CypressTree Investments, we are committed to providing our shareholders with unique products managed by exceptional investment professionals. To this end, we are pleased to welcome you as a valued member of the CypressTree family, and as an investor in the CypressTree Senior Boating Rate Fund.

After a strong first quarter, the stock market has been experiencing increased volatilty over the past months. Asia's economic problems, coupled with disappointing corporate earnings have contributed to investor uncertainty. This instability has created a desire in the minds of some investors to pursue a more defensive strategy, and to try to protect the gains they've seen in their stock portfolios over the past several years. This trend is evidenced by the increased inflows into certain fixed-income investments since the volatilty began.

We believe that the CypressTree Senior Floating Rate Fund offers an excellent defensive investment alternative to help weather these uncertain times. Because the interest rates on senior loans reset regularly to maintain a fixed spread over prevailing market rates such as LIBOR (London InterBank Offered Rate), the net asset values of senior loan funds have historically remained relatively stable, regardless of market shifts or interest rate changes.

PORTFOLIO REVIEW

In its first six months, the Fund has built a strong portfolio of fourteen holdings covering nine industry sectors. As we continue to build assets, the Fund will continue to follow CypressTree's proven securities selection process of screening, analyzing, selecting and constructing a varied and well-diversified portfolio offering investors the opportunity for high current income and relative price stability.

The Fund's largest industry concentrations were machinery and leisure and amusement. United Artists and Capstar Broadcasting are representative of the loans we've purchased for the Fund and reflect many of the characteristics we value in selecting investments for the Fund. United Artists is one of the largest motion picture theater chains in the United States with significant market share in all major markets in which it operates. We selected this company because of its attractive theater properties, geographic diversity, favorable industry dynamics, large market shares, and attractive pricing. Capstar Broadcasting is the largest radio broadcaster in this country, operating in approximately seventy-five mid-sized markets throughout the United States. We selected this company because of its stable and diverse revenue base, attractive markets and favorable loan structure and pricing.

FUND PERFORMANCE

We are happy to report, that as of June 30th, the Fund's SEC yield was 7.64% vs. a LIBOR rate of 5.69%. The Fund's net asset value has remained relatively stable throughout the three months since inception. The Fund's total investment return was 1.89% (inception through 6/30/98), based on a change in net asset value from $10.00 to $10.04, assuming reinvestment of income dividends. Without the Advisor's subsidization of operating expenses, the stated yield would have been 6.39% and the total return would have been lower.

OUTLOOK

In general, we continue to favor mature, stable companies. We will look for loans originating from large cap companies because we feel that these loans are more liquid and that the companies are able to weather unstable competitive, economic or business environments. We will also look for companies with longterm, stable operating performances and those operating in mature industries. Finally, loans that represent a relatively small percentage of a company's total capital structure are highly desirable.

The outlook for the Fund in the coming months is positive and we will continue to strive for exceptional results. Thank you for investing with us. We appreciate your continued commitment to the Cypress Tree Senior Floating Rate Fund. If you have questions regarding your investment, please call your investment representative or our customer service department at 800-876-5957.

Sincerely,

                                          /s/ Jeffrey S. Gamer
/s/ Bradford K. Gallagher                 --------------------------------------
------------------------------            Jeffrey S. Gamer
Bradford K. Gallagher                     Portfolio Manager
President, North American Funds           CypressTree Senior Floating Rate Fund

CYPRESSTREE SENIOR FLOATING RATE FUND
INDEX TO SEMI-ANNUAL REPORT
JUNE 30, 1998
--------------------------------------------------------------------------------

                                                                     PAGE
                                                                     ----

Portfolio of Investments............................................   1
Statement of Assets and Liabilities.................................   2
Statement of Operations.............................................   3
Statements of Changes in Net Assets..................................  4
Statements of Cash Flows.............................................  5
Financial Highlights................................................   6
Notes to Financial Statements.......................................   7

CYPRESSTREE SENIOR FLOATING RATE FUND
Portfolio Of Investments - June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                            Maturity
Industry                     Description                        Type          Date        Par              Value
--------                     -----------                        ----        --------      ---              -----
LOANS - 83.3%
Automobile - 7.2%
                             Colling and Alkman                 BTL - B      6/30/05      $250,000      $251,211

Beverage, Food & Tobacco - 7.3%
                             Favorite Brands International,     BTL - B      5/01/05      250,000        250,664
                             Inc.

Chemicals, Plastics and Rubber - 7.2%
                             General Chemical Group             BTL - B      6/15/06      250,000        250,703

Containers, Packaging and Glass - 7.2%
                             Huntsman Packing Corp              BTL - B      6/30/06      250,000        250,781

Diversified/Conglomerate Manufacturing - 7.3%
                             Alliance Laundry Systems           BTL - A      5/05/05      250,000        251,563

Leisure and Amusement - 14.5%
                             Regal Cinemas                      BTL - B      6/27/06      117,647        118,055
                             Regal Cinemas                      BTL - B      6/27/06      132,353        132,902
                             United Artists Theatres            BTL - C      4/21/07      150,000        150,235
                             United Artists Theatres            BTL - C      4/21/06      100,000        100,097
                                                                                                      -----------
                      Total                                                                              501,289

Machinery - 18.1%
                             Thermadyne Manufacturing LLC       BTL - B      5/22/05      312,500        314,160
                             Thermadyne Manufacturing LLC       BTL - C      5/22/06      312,500        314,160
                                                                                                      -----------
                      Total                                                                              628,320

Printing, Publishing and Broadcasting - 7.3%
                             Capstar Broadcasting               BTL - B      5/31/05      250,000        251,211

Transportation - 7.2%
                             American Communication Lines       BTL          6/30/06      105,828        105,828
                             American Communication Lines       BTL          6/30/07      114,172        114,172
                                                                                                      -----------
                      Total                                                                              220,000

TOTAL LOANS                  (Cost $2,875,000)                                                        $2,884,653
                                                                                                     ------------

REPURCHASE AGREEMENT - 16.7%
                             Repurchase Agreement with State Street Bank &                $579,000
                             Trust Company dated 6/30/98 at 5%, to be
                             repurchased at $579,080 on 7/01/98,
                             collateralized by $405,000 U.S. Treasury
                             Bonds, 9.875% due 11/15/15 (valued at
                             $598,660, including interest)                                              $579,000
                                                                                                     ------------

TOTAL INVESTMENTS            (Cost $3,454,000)                                                        $3,463,653
                                                                                                     ============

   The accompanying notes are an integral part of the financial statements.

CYPRESSTREE SENIOR FLOATING RATE FUND
Statement Of Assets And Liabilities - June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------



ASSETS:
-------
Investments in loans and securities, at value (including a
     repurchase agreement of $579,000)(Identified cost,
     $3,454,000, See accompanying Portfolio of
     Investments) ..........................................   $3,463,653
Cash .......................................................           10
Receivables:
        Fund shares sold ...................................       15,000
        Interest receivable on bank loans ..................       17,609
        Interest on short-term investments .................           80
        Facility fees ......................................          500
Unamortized organization costs .............................      237,500
                                                               ----------

               Total assets ................................    3,734,352
                                                               ----------

LIABILITIES:
------------
Payables:
        Organization costs .................................      237,500
        Dividends ..........................................       18,947
Deferred facility fee ......................................        2,716
                                                               ----------

               Total liabilities ...........................      259,163
                                                               ----------

NET ASSETS .................................................   $3,475,189
                                                               ==========

NET ASSETS CONSIST OF:
----------------------
        Unrealized appreciation (depreciation)
             on investments  ...............................   $    9,653
        Capital shares at par value of $.001 (Note 3) ......        3,461
        Additional paid-in capital .........................    3,462,075
                                                               ----------


               Net assets ..................................   $3,475,189
                                                               ==========

Net asset Value, Offering and Redemption Price per Share:      $    10.04
                                                               ==========
($3,475,189 / 346,142 shares outstanding)





The accompanying notes are an integral part of the financial statements.

CYPRESSTREE SENIOR FLOATING RATE FUND
Statement of Operations (Unaudited)
--------------------------------------------------------------------------------



                                                        For the period from
                                                           April 6, 1998*
                                                              through
                                                           June 30, 1998
                                                        -------------------
INVESTMENT INCOME:
------------------

     Interest ...............................................   $ 30,145
                                                                --------

EXPENSES:
---------

     Investment adviser fee (Note 5) ........................      3,676
     Transfer agent fee .....................................      2,661
     Audit and legal fees ...................................      5,000
     Trustees fees and expenses .............................     10,000
     Amortization of organization expenses ..................     12,500
     Miscellaneous ..........................................      1,414
                                                                --------
     Expenses before reimbursement by investment adviser ...      35,251

     Reimbursement of expenses by investment adviser (Note 5)    (35,251)
                                                                --------

                    Net expenses ............................          0
                                                                --------

                    Net  investment income ..................     30,145
                                                                --------

REALIZED AND UNREALIZED GAIN/(LOSS):
------------------------------------

     Change in unrealized appreciation (depreciation) on
        loans ...............................................      9,653
                                                                --------
                    Net realized and unrealized gain ........      9,653
                                                                --------
Net increase in net assets resulting from operations ........   $ 39,798
                                                                ========



* Commencement of Operations.

   The accompanying notes are an integral part of the financial statements.

CYPRESSTREE SENIOR FLOATING RATE FUND
Statement Of Changes in Net Assets (Unaudited)
--------------------------------------------------------------------------------



                                                                  For The
                                                                Period From
                                                               April 6, 1998*
                                                                  through
                                                               June 30, 1998
                                                              ---------------
Increase/(Decrease) in Net Assets from:

OPERATIONS:
----------
   Net investment income ....................................       $30,145
   Change in unrealized appreciation ........................         9,653
                                                                -----------

Net increase in net assets resulting from operations ........        39,798

DISTRIBUTIONS FROM:
------------------
   Net investment income ....................................       (30,145)

Increase in net assets from capital share transactions (Note 3)   3,365,536
                                                                -----------

Increase in net assets ......................................     3,375,189

Net assets at beginning of period ...........................       100,000
                                                                -----------

Net assets at end of period .................................    $3,475,189
                                                                ===========

Undistributed net investment income (loss) ..................            $0
                                                                -----------


* Commencement of operations



   The accompanying notes are an integral part of the financial statements.

CYPRESSTREE SENIOR FLOATING RATE FUND
Statement Of Cash Flows (Unaudited)
--------------------------------------------------------------------------------



                                                                 For The Period
                                                                  From April 6,
                                                                      1998*
                                                                     through
                                                                  June 30, 1998
                                                                 ---------------
Increase/(Decrease) in Cash
Cash Flows From (Used for) Operating Activities:
Purchase of loans .............................................   ($2,875,000)
Interest and facility fees received ...........................        15,172
Purchase of short-term securities .............................      (579,000)
                                                                  -----------
Net Cash used for operating activities ........................    (3,438,828)
                                                                  -----------

Cash Flows From (Used for) Financing Activities:
   Proceeds from shares sold ..................................     3,347,505
   Payments for shares redeemed ...............................        (5,010)
   Cash dividends paid (not including reinvested dividends of
    $7,541)....................................................        (3,657)
                                                                  -----------
Net Cash from financing activities ............................     3,338,838
                                                                  -----------

Net Decrease in Cash ..........................................       (99,990)
Cash at beginning of Period ...................................       100,000
                                                                  -----------
Cash at end of period .........................................            10
                                                                  -----------

Reconciliation of Net Increase in Net Assets from Operations to
Net Cash used for Operating Activities
Net increase in net assets from operations ....................        39,798
Increase in interest receivable ...............................       (17,689)
Increase in deferred facility fees ............................         2,716
Net increase in investments ...................................    (3,463,653)
                                                                  -----------
Net cash used for operating activities ........................   ($3,438,828)
                                                                  -----------

* Commencement of Operations


   The accompanying notes are an integral part of the financial statements.

CYPRESSTREE SENIOR FLOATING RATE FUND
Financial Highlights (For a Share Outstanding Throughout the Period)
-------------------------------------------------------------------------------




                                                         Period from
                                                       April 6, 1998 *
                                                            through
                                                         June 30, 1998
                                                        ---------------

Net Asset Value, Beginning of Period                         $   10.00
----------------------------------------------------------------------
Investment Operations:
     Net investment income                                        0.15
     Net realized and unrealized gain on investments              0.04
                                                             ---------
          Total from investment operations                        0.19
                                                             ---------
Distributions
     Dividends from net investment income                        (0.15)
----------------------------------------------------------------------
Net Asset Value, End of Period                               $   10.04
----------------------------------------------------------------------

Total Return                                                      1.89%+
----------------------------------------------------------------------
Ratios/Supplemental Data
     Net assets, end of period (000's)                       $   3,475
----------------------------------------------------------------------
     Ratio of total expenses to average net assets               0.00%#
----------------------------------------------------------------------
     Ratio of net investment income to average net assets        6.97%#
----------------------------------------------------------------------
     Portfolio turnover rate                                        0%+
----------------------------------------------------------------------
     Expense ratio before expense reimbursement by adviser       8.15%#
----------------------------------------------------------------------


   * Commencement of Operations
   +  Not annualized
   # Annualized


   The accompanying notes are an integral part of the financial statements.

CYPRESSTREE SENIOR FLOATING RATE FUND
Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------


1. ORGANIZATION OF THE FUND. The CypressTree Senior Floating Rate Fund (the "Fund") is a non-diversified closed-end, management investment company. The Fund is organized as a Maryland Corporation and is registered under the Investment Company Act of 1940, as amended.

CypressTree Asset Management Corporation, Inc. ("CAM"), a wholly-owned subsidiary of CypressTree Investments, Inc., serves as investment adviser and principal underwriter for the Fund. CypressTree Investment Management Company, Inc., (CIMCO) serves as the Fund's subadviser. CypressTree Funds Distributors, Inc. ("CFD"), also a wholly-owned subsidiary of CypressTree, serves as distributor for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES. The policies described below are followed when preparing the Funds' financial statements. These policies are in accordance with generally accepted accounting principles ("GAAP").

Security Valuation. The Fund's investments in loan interests ("Loans") are valued in accordance with guidelines established by the Board of Directors. Under the Fund's current guidelines, Loans for which an active secondary market exists to a reliable degree in CypressTree's opinion and for which CypressTree can obtain at least two quotations from banks or dealers in Loans will be valued by calculating the mean of the last available bid and asked prices in the market for such Loans, and then using the mean of those two means. If only one quote for a particular Loan is available, the Loan will be valued on the basis of the mean of the last available bid and asked prices in the market. Loans for which an active secondary market does not exist to a reliable degree in CypressTree's opinion will be valued at fair value, which is intended to approximate market value. In valuing a Loan at fair value, CypressTree will consider, among other factors, (a) the creditworthiness of the Borrower and any Intermediate Participants, (b) the terms of the Loan, (c) recent prices in the market for similar Loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity. Other portfolio securities may be valued on the basis of prices furnished by one or more pricing services that determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, other portfolio securities are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. Obligations purchased with remaining maturities of 60 days or less are valued at amortized cost unless this method is determined not to produce fair valuation. Repurchase agreements are valued at cost plus accrued interest. Securities for which there exist no price quotations or valuations and all other assets are valued at fair value as determined in good faith by or on behalf of the Board of Directors of the Fund.

Federal Income Taxes. It is the Fund's policy to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and to distribute all of its taxable income and any net realized gain on investments to its shareholders each year. Accordingly, no federal income tax provision is required.

Distributions of Income and Gains. Distributions of net investment income are declared as a dividend to shareholders of record as of the close of business each day and are paid monthly.

Repurchase Agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to 102% of the resale price, and the Fund will take constructive receipt of all securities underlying the repurchase agreements until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase price.

Capital Accounts. The Fund reports the accumulated undistributed net investment income (loss) and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, each portfolio of the Fund may periodically make reclassifications among certain capital accounts without impacting the net asset value.

Deferred Organization Expenses - Costs incurred by the Fund in connection with its organization are being amortized on a straight-line basis over 5 years.

CYPRESSTREE SENIOR FLOATING RATE FUND
Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------


Note 2, continued

Estimates - Preparing the financial statements in conformity with generally accepted accounting principles requires management to make certain estimates and assumptions that affect the amounts reported for the reporting period and as of the end of the reporting period. Actual results could differ from those estimates.

Income - Interest income from loans is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. Facility fees received are recognized as income over the stated life of the loan. Other income, including amendment fees, commitment fees, letter of credit fees, etc., are recorded as income when received or contractually due to the Fund.

Gains/Losses - Gains or losses realized on the sale or portfolio assets are recognized on the trade date using the specific identification method.

3. CAPITAL SHARES. Share activity for the period ended June 30, 1998 was as follows:

                                               Shares        Capital
                                            ------------- --------------
          Sold............................       345,839     $3,462,505
          Reinvestment of distributions...           802          8,041
          Redeemed........................          (499)        (5,010)
                                            ------------- --------------
               Net increase/(decrease)......     346,142     $3,465,536
                                            ============= ==============

4. PURCHASES AND SALES OF SECURITIES. During the period ended June 30, 1998, the Fund's cost of purchases of Loans was $2,875,000. There were no sales during the period. The cost of and unrealized appreciation/depreciation in the value of the investments owned at June 30, 1998 for federal income tax purposes were as follows:

          Aggregate Cost                             $3,454,000
                                             -------------------
          Gross unrealized appreciation                $  9,653
          Gross unrealized depreciation                       0
                                             -------------------
          Net unrealized appreciation                  $  9,653
                                             -------------------

5. INVESTMENT ADVISORY AGREEMENT. - The Fund maintains an Investment Advisory Agreement with CAM "The Adviser"), who is responsible for managing the corporate and business affairs of the Fund, and selects, contracts with and compensates the subadviser to manage the Fund's assets. As compensation for its services the Adviser receives from the Fund an annual fee paid monthly equal to the following percentage of average daily gross assets: 0.85% for the first $1 billion of average daily gross assets; 0.80% for average daily gross assets between $1 billion and $2 billion; and 0.75% for average daily gross assets of more than $2 billion. For purposes of computing the advisory fee, average daily gross assets are determined by deducting from total assets of the Fund all liabilities except the principal amount of any indebtedness from money borrowed, including debt securities issued by the Fund.

CAM has retained CIMCO to serve as the Fund's subadviser to manage the investment and reinvestment of the Fund's assets. As compensation for its services as subadviser, CIMCO receives from CAM an annual fee paid monthly equal to the following percentage of average daily gross assets: 0.45% for the first $1 billion of average daily gross assets; 0.40% for average daily gross assets between $1 billion and $2 billion; and 0.35% for average daily gross assets of more than $2 billion. Average daily gross assets are computed as described above. The fee paid to CypressTree is not an additional charge to the Fund or its shareholders.

CAM acts as the Fund's Administrator under an Administration Agreement, and is responsible for managing the Fund's business affairs, subject to supervision by the Fund's Board of Directors. For its services, CAM receives an annual fee paid monthly equal to 0.40% annually of average daily gross assets of the Fund. Average daily gross assets are computed as described above.

CYPRESSTREE SENIOR FLOATING RATE FUND
Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

6. EXPENSE REIMBURSEMENT -- Pursuant to the Investment Advisory Agreement, the Adviser will reduce the advisory fee or if necessary reimburse each portfolio of the Fund (excluding taxes, portfolio brokerage commissions, interest, certain litigation and indemnification expenses, extraordinary expenses and all of the portfolio's distribution fees) for expenses incurred in excess of 1.25%. (Expense limitation) For the period ended June 30, 1998, the Adviser waived all fees, and reimbursed all expenses of the Fund.

7. DIRECTOR COMPENSATION. The Fund pays each Trustee who is not an employee or a director of the Adviser or its affiliates a fee of $750 plus travel expenses for each Board of Trustees meeting attended and an annual retainer of $3,000.

DIRECTORS                                    ADVISER
Bradford K. Gallagher, Chairman              CypressTree Asset Management Corporation, Inc.
William F. Achtmeyer                         125 High Street
William F. Devin                             Boston, MA 02110
Kenneth J. Lavery
Arthur S. Loring                             TRANSFER AND DIVIDEND AGENT
                                             State Street Bank and Trust Company
OFFICERS                                     P.O. Box 8505
Bradford K. Gallagher, President             Boston, MA 02266-8505
Joseph T. Grause, Jr.,
Executive Vice President                     INDEPENDENT ACCOUNTANTS
John I. Fitzgerald, Secretary                Deloitte & Touche
                                             125 Summer Street
DISTRIBUTOR                                  Boston, MA 02110-1617
CypressTree Funds Distributors, Inc.
286 Congress Street
Boston, MA 02210

CYPRESSTREE FUNDS SHAREHOLDER SERVICES
286 Congress Street
Boston, MA 02210
800-860-5575

0998-10046